UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos          New York, New York           August 11, 2004
----------------------          ------------------        --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:  $168,327
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                                                    Market
                               Title                Value          Share/     Share/ Put/  Investment   Other    Voting Authority
Name of Issuer                 of Class  Cusip      (X1,000)(USD)  Prn Amt    Prn    Call  Discretion   Mgrs   Sole  Shared   None
--------------                 --------  -----      -----------    -------    ---    ----  ----------   ----   ----  ------   ----
AETNA INC                        COM     00817Y108    11,900        140,000  SH          SOLE         NONE     140,000
AFFILIATED MANAGERS GROUP INC    COM     008252108     4,438         88,100  SH          SOLE         NONE      88,100
ALLMERICA FINL CORP              COM     019754100     5,070        150,000  SH          SOLE         NONE     150,000
AMER INTL GROUP INC              COM     026874107     1,048         14,705  SH          SOLE         NONE      14,705
BERKSHIRE HATHAWAY INC-CL A      COM     084670108       178              2  SH          SOLE         NONE           2
CAREER EDUCATION CORP            COM     141665109     7,449        163,500  SH          SOLE         NONE     163,500
CARNIVAL CORP                    COM     143658300     6,345        135,000  SH          SOLE         NONE     135,000
COUNTRYWIDE FINANCIAL CORP       COM     222372104     8,451        120,300  SH          SOLE         NONE     120,300
DOWNEY FINL CORP                 COM     261018105    13,595        255,300  SH          SOLE         NONE     255,300
DUN & BRADSTREET CORP DEL NE     COM     26483E100     8,529        158,200  SH          SOLE         NONE     158,200
FIRST ADVANTAGE CORP             COM     31845F100       945         50,000  SH          SOLE         NONE      50,000
GRAFTECH INTL LTD                COM     384313102     4,184        400,000  SH          SOLE         NONE     400,000
HEALTH NET INC                   COM     42222G108     3,048        115,000  SH          SOLE         NONE     115,000
ITT EDUCATIONAL SERVICES INC     COM     45068B109    10,866        285,800  SH          SOLE         NONE     285,800
INSTINET GROUP INC               COM     457750107     5,986      1,133,700  SH          SOLE         NONE   1,133,700
LEHMAN BROS HLDS INC             COM     524908100    11,664        155,000  SH          SOLE         NONE     155,000
LENNAR CORP                      COM     526057104     5,366        120,000  SH          SOLE         NONE     120,000
MI DEVS INC                      COM     55304X104     7,536        279,100  SH          SOLE         NONE     279,100
QUICKSILVER RESOURCES INC        COM     74837R104     3,689         55,000  SH          SOLE         NONE      55,000
SEACOR HOLDINGS INC              COM     811904101     8,455        192,470  SH          SOLE         NONE     192,470
TEMPUR-PEDIC INTL INC            COM     88023U101     5,814        415,000  SH          SOLE         NONE     415,000
TESCO CORP                       COM     88157K101     7,705        948,900  SH          SOLE         NONE     948,900
UNITED STATIONERS INC            COM     913004107     8,202        206,500  SH          SOLE         NONE     206,500
TRANSOCEAN INC.                  COM     G90078109    12,004        414,800  SH          SOLE         NONE     414,800
ROYAL CARIBBEAN CRUISES LTD      COM     V7780T103     5,860        135,000  SH          SOLE         NONE     135,000

                                                     168,327



21787.0001 #504941